Stock-Based Compensation (Discount Stock Plan) (Details) - Discount Stock Plan shares in Millions	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average 2016 purchase price per share (net of discount) | $ / shares	$ 40.73
2016 number of shares purchased by employees	0.1
Shares purchased since inception in 1982	22.8
Maximum shares under the plan	27.0